DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Schedule of Disaggregation of Revenue From Contracts With Customers

	Note	Stream Arrangement (note 14(a))	Gold Prepay Transactions (note 14(b))	Gold Purchase and Sale Arrangement (note 14(c))	Other Gold Prepay Arrangement (note 14(d))	Total
Balance – December 31, 2023		$—	$159,072	$75,061	$—	$234,133
Assumed on Greenstone Acquisition	5(c)	137,045	—	—	—	137,045
Gold delivered		(3,000)	—	(11,342)	—	(14,342)
Accretion expense		2,298	14,970	8,948	—	26,216
Balance – December 31, 2024		136,343	174,042	72,667	—	383,052
Assumed on Calibre Acquisition	5(a)	—	—	—	50,454	50,454
Gold delivered		(10,884)	(85,007)	(11,342)	(50,830)	(158,063)
Accretion expense		1,580	13,681	1,647	376	17,284
Balance – December 31, 2025		$127,039	$102,716	$62,972	$—	$292,727

At December 31					2025	2024
Classified and presented as:
Current(1)					$127,597	$116,334
Non-current					165,130	266,718
					$292,727	$383,052
(1)    The current portion of deferred revenue is based on the amounts of gold expected to be delivered within 12 months of the reporting date.
Revenue from contracts with customers during the years ended December 31, 2025 and 2024 disaggregated by metal were as follows:

	2025	2024
Gold	$1,807,543	$911,209
Silver	9,652	1,631
Total revenue	$1,817,195	$912,840